Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Income Tax Expenses [Line Items]
Income from continuing operations	$ 21,591	$ 19,476	$ 15,748
Other comprehensive gain (loss)	43	(99)	8
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(1,232)	(1,271)	0
Total income tax expense	$ 20,402	$ 18,106	$ 15,756